Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes
7.	Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. Potential benefit of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years. As the criteria for recognizing future income tax assets have not been met due to the uncertainty of realization, a valuation allowance of 100% has been recorded for the current and prior year.

The components of the net deferred tax asset at December 31, 2011 and 2010 and the effective tax rate and the estimated amount of the valuation allowance are scheduled below:

	December 31, 2011 $	December 31, 2010 $
Cumulative Combined Net Operating Losses
Cumulative Combined Net Operating Losses	2,031,000	1,918,000
Effective Tax Rate	34%	34%
Deferred Tax Asset	691,000	652,000
Valuation Allowance	(691,000)	(652,000)
Net Deferred Tax Asset	-	-